Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	FLOWSERVE CORP
Entity Central Index Key	0000030625
Document Type	8-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false